Schedule of Long-term restricted cash and bond reserves (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 1	$ 1,468,898
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 2	1,468,898
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 3	0
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 4	1,594,605
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 5	708,300
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 6	604,529
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 7	314,590
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 8	212,298
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 9	270,000
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 10	270,000
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 11	2,542,058
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 12	2,582,606
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 13	4,507,110
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 14	4,505,150
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 15	4,966,543
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 16	4,761,927
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 17	2,718,290
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 18	2,690,083
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 19	17,495,789
Restricted Cash And Bond Reserves Schedule Of Long-term Restricted Cash And Bond Reserves 20	$ 18,690,096